Policyholder liabilities and unallocated surplus - Analysis of movements (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Oct. 31, 2018
Analysis of movements in policyholder liabilities and unallocated surplus
Unallocated surplus of with-profits funds on the consolidated statement of financial position	£ 16,951	£ 14,317
Unallocated surplus of with-profits funds on the consolidated statement of financial position	15,845	16,951
Operating segments excluding intra-group amounts
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	435,629	409,714
Policyholder liabilities on the consolidated statement of financial position	411,211	388,996
Unallocated surplus of with-profits funds on the consolidated statement of financial position	16,951	14,317
Group's share of policyholder liabilities of joint ventures and associates	7,467	6,401
Reclassification of reinsured UK annuity contracts as held for sale	(10,858)
Premiums	41,138	41,892
Surrenders	(21,714)	(20,035)
Maturities/deaths	(10,786)	(11,109)
Net flows	8,638	10,748
Addition for closed block of group payout annuities in the US	4,143
Shareholders' transfers post-tax	(324)	(287)
Investment-related items and other movements	(18,264)	35,579
Foreign exchange translation differences	14,288	(20,125)
Ending Balance	433,252	435,629
Policyholder liabilities on the consolidated statement of financial position	409,262	411,211
Unallocated surplus of with-profits funds on the consolidated statement of financial position	15,845	16,951
Group's share of policyholder liabilities of joint ventures and associates	8,145	7,467
Average Policy liability	419,722	407,038
Operating segments excluding intra-group amounts | Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities	274,493	266,635
Policyholder liabilities on the consolidated statement of financial position	267,026
Group's share of policyholder liabilities of joint ventures and associates	7,467
Reclassification of reinsured UK annuity contracts as held for sale	(10,858)
Premiums	22,178	23,566
Surrenders	(16,612)	(15,205)
Maturities/deaths	(5,302)	(5,644)
Net flows	264	2,717
Addition for closed block of group payout annuities in the US	4,143
Investment-related items and other movements	(13,178)	22,978
Foreign exchange translation differences	12,093	(17,837)
Policyholder liabilities	266,957	274,493
Policyholder liabilities on the consolidated statement of financial position	258,812	267,026
Group's share of policyholder liabilities of joint ventures and associates	8,145	7,467
Unallocated to a segment (central or other operations)
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	32
Policyholder liabilities on the consolidated statement of financial position	39	32
Unallocated to a segment (central or other operations) | Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	32
Policyholder liabilities on the consolidated statement of financial position	39	32
Deductions for intra-group reinsurance
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	(1,235)
Policyholder liabilities on the consolidated statement of financial position	(1,109)	(1,235)
Asia insurance operations | Operating segments excluding intra-group amounts
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	73,839	62,784
Policyholder liabilities on the consolidated statement of financial position	62,898	53,716
Unallocated surplus of with-profits funds on the consolidated statement of financial position	3,474	2,667
Group's share of policyholder liabilities of joint ventures and associates	7,467	6,401
Premiums	13,187	11,863
Surrenders	(2,793)	(3,079)
Maturities/deaths	(1,978)	(1,909)
Net flows	8,416	6,875
Shareholders' transfers post-tax	(65)	(54)
Investment-related items and other movements	(2,784)	8,182
Foreign exchange translation differences	3,357	(3,948)
Ending Balance	82,763	73,839
Policyholder liabilities on the consolidated statement of financial position	72,107	62,898
Unallocated surplus of with-profits funds on the consolidated statement of financial position	2,511	3,474
Group's share of policyholder liabilities of joint ventures and associates	8,145	7,467
Average Policy liability	75,309	65,241
Asia insurance operations | Operating segments excluding intra-group amounts | Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities	37,402	32,851
Policyholder liabilities on the consolidated statement of financial position	29,935
Group's share of policyholder liabilities of joint ventures and associates	7,467
Premiums	6,752	6,064
Surrenders	(2,455)	(2,755)
Maturities/deaths	(1,046)	(1,008)
Net flows	3,251	2,301
Investment-related items and other movements	(1,204)	3,797
Foreign exchange translation differences	1,148	(1,547)
Policyholder liabilities	40,597	37,402
Policyholder liabilities on the consolidated statement of financial position	32,452	29,935
Group's share of policyholder liabilities of joint ventures and associates	8,145	7,467
Asia insurance operations | Operations within segments
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	64,133
Policyholder liabilities on the consolidated statement of financial position	73,216	64,133
Unallocated surplus of with-profits funds on the consolidated statement of financial position	2,511
Jackson (US insurance operations)
Analysis of movements in policyholder liabilities and unallocated surplus
Percentage of reinsurance agreement			100.00%
Jackson (US insurance operations) | Operating segments excluding intra-group amounts
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	180,724	177,626
Policyholder liabilities on the consolidated statement of financial position	180,724	177,626
Premiums	13,940	15,219
Surrenders	(12,141)	(10,017)
Maturities/deaths	(2,012)	(2,065)
Net flows	(213)	3,137
Addition for closed block of group payout annuities in the US	4,143
Investment-related items and other movements	(9,999)	16,251
Foreign exchange translation differences	10,945	(16,290)
Ending Balance	185,600	180,724
Policyholder liabilities on the consolidated statement of financial position	185,600	180,724
Average Policy liability	182,126	179,175
Jackson (US insurance operations) | Operating segments excluding intra-group amounts | Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities	180,724	177,626
Policyholder liabilities on the consolidated statement of financial position	180,724
Premiums	13,940	15,219
Surrenders	(12,141)	(10,017)
Maturities/deaths	(2,012)	(2,065)
Net flows	(213)	3,137
Addition for closed block of group payout annuities in the US	4,143
Investment-related items and other movements	(9,999)	16,251
Foreign exchange translation differences	10,945	(16,290)
Policyholder liabilities	185,600	180,724
Policyholder liabilities on the consolidated statement of financial position	185,600	180,724
Jackson (US insurance operations) | Operations within segments
Analysis of movements in policyholder liabilities and unallocated surplus
Percentage of reinsurance agreement			100.00%
UK and Europe insurance operations | Operating segments excluding intra-group amounts
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	181,066	169,304
Policyholder liabilities on the consolidated statement of financial position	167,589	157,654
Unallocated surplus of with-profits funds on the consolidated statement of financial position	13,477	11,650
Reclassification of reinsured UK annuity contracts as held for sale	(10,858)
Premiums	14,011	14,810
Surrenders	(6,780)	(6,939)
Maturities/deaths	(6,796)	(7,135)
Net flows	435	736
Shareholders' transfers post-tax	(259)	(233)
Investment-related items and other movements	(5,481)	11,146
Foreign exchange translation differences	(14)	113
Ending Balance	164,889	181,066
Policyholder liabilities on the consolidated statement of financial position	151,555	167,589
Unallocated surplus of with-profits funds on the consolidated statement of financial position	13,334	13,477
Average Policy liability	162,287	162,622
UK and Europe insurance operations | Operating segments excluding intra-group amounts | Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities	56,367	56,158
Policyholder liabilities on the consolidated statement of financial position	56,367
Reclassification of reinsured UK annuity contracts as held for sale	(10,858)
Premiums	1,486	2,283
Surrenders	(2,016)	(2,433)
Maturities/deaths	(2,244)	(2,571)
Net flows	(2,774)	(2,721)
Investment-related items and other movements	(1,975)	2,930
Policyholder liabilities	40,760	56,367
Policyholder liabilities on the consolidated statement of financial position	40,760	£ 56,367
UK and Europe insurance operations | Operations within segments
Analysis of movements in policyholder liabilities and unallocated surplus
Unallocated surplus of with-profits funds on the consolidated statement of financial position	£ 13,334